ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)						12 Months Ended
		Jun. 22, 2020	Mar. 01, 2019	Apr. 11, 2018	Nov. 11, 2016	Dec. 31, 2020	Sep. 30, 2021	Dec. 03, 2020	Dec. 31, 2019	Aug. 28, 2019	Jul. 13, 2019	Jun. 22, 2019	Jan. 29, 2018	Jul. 04, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares authorized						150,000,000	150,000,000		150,000,000				150,000,000
Value of shares issued for acquisition	[1]					$ 9,773,989
DaXingHuaShang Investment Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares authorized														250,000,000
Banking Regulation, Total Capital, Actual														$ 100,000
Common Stock, Par or Stated Value Per Share														$ 0.0004
Jiujiu Group Stock Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			100.00%
Number of shares issued for acquisition			100
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock shares issued				15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent					100.00%
Sale and Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			100.00%
Value of shares issued for acquisition			$ 150
Makaweng Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage											51.00%
Makaweng Agreement [Member] | Makaweng to QHDX [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										51.00%
Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								51.00%
Xixingdao Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for acquisition		243,134
Xixingdao Agreement [Member] | QHDX [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		90.00%										90.00%

[1]	Given effect of the Reverse Stock Split, see Note 13.